FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Financial Instruments
Cash	$ 5,591,717	$ 6,804,579	$ 8,858,247	$ 1,582,384
Accounts receivable	2,661,399	1,642,990	2,109,424	1,643,959
Notes receivable	8,394,283	2,449,122	1,430,526
Total	$ 16,647,399	$ 10,896,691	$ 12,398,197	$ 3,226,343